Loss Per Share - Schedule of the reconciliation of basic and diluted loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss for basic loss per share available to common stockholders	$ (30,753)	$ (9,143)
Net loss attributable to common stockholders	$ (30,753)	$ (9,143)	$ (23,364)	$ (88,424)	$ (47,519)
Weighted average common shares outstanding	141,660	133,026	134,226	132,858	132,891
Effect of Dilutive Securities			0	0	0
Denominator for Diluted Loss per Share - Adjusted for Dilutive Securities			$ 134,226	$ 132,858	$ 132,891
Weighted average number of shares and assumed conversions - diluted	141,660	133,026	134,226	132,858	132,891
Earnings Per Share, Basic	$ (0.22)	$ (0.07)	$ (0.17)	$ (0.67)	$ (0.36)
Diluted Loss Per Share	$ (0.22)	$ (0.07)	$ (0.17)	$ (0.67)	$ (0.36)
Net loss attributable to Scilex	$ (30,753)	$ (9,143)	$ (23,364)	$ (88,424)	$ (47,519)
Net loss attributable to participating securities			$ 0	$ 0	$ 0